Lease Liabilities - Schedule of Movements of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movement of Lease Liabilities [Abstract]
As at 1 April		$ 218
Interest charged for the year	116	9
Additions	2,043
Exchange differences	(1)	(16)
- Principal	(361)	(202)	$ (206)
- Interest expense	(116)	(9)
As at 31 March	$ 1,681		$ 218